RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2015
Related Party Transaction [Line Items]
Rent expense	$ 420
Purchase of grains	53,994	$ 97,641
Share based compensation	386	$ 34
Millcorp [Member]
Related Party Transaction [Line Items]
Accounts payable	13,362
Director [Member]
Related Party Transaction [Line Items]
Share based compensation	250
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	1,379		$ 1,358
Loan from related party	$ 1,504		$ 1,486
Forafic Maroc [Member]
Related Party Transaction [Line Items]
Ownership percent				100.00%